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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Lawrence A. Oberman          Northbrook, IL        8/12/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:           23
                                        --------------------

Form 13F Information Table Value Total:         172,662
                                        --------------------
                                             (thousands)

List of Other Included Managers: NONE

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7             COLUMN 8

                                                      VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL  DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ---------- -------- ---------- -------- ------
Aero Grow International
Inc.                           Common      00768M103      798   364,595   sh            SOLE                364,595    0       0
Ambassadors Group Inc.         Common      023177108    8,785   588,814   sh            SOLE                588,814    0       0
Ambassadors Group Inc.         Common      023177108       30     2,000   sh            OTHER                 2,000    0       0
Balchem Corp.                  Common      057665200   16,233   701,809   sh            SOLE                701,809    0       0
Berkshire Hathaway Inc.
Del                            Class B     084670207       80        20   sh            OTHER                    20    0       0
Cogent Inc.                    Common      19239Y108    5,765   507,012   sh            SOLE                507,012    0       0
Dynamex Inc.                   Common      26784F103   11,990   447,210   sh            SOLE                447,210    0       0
Liquidity Services Inc.        Common      53635B107   11,773 1,021,046   sh            SOLE              1,021,046    0       0
NVE Corp                       Common      629445206   14,056   443,956   sh            SOLE                443,956    0       0
Pure Cycle                     Common      746228303    8,118 1,278,508   sh            SOLE              1,278,508    0       0
Repligen Corp.                 Common      759916109    3,369   713,686   sh            SOLE                713,686    0       0
Scientific Learning Corp.      Common      808760102   18,294 4,764,016   sh            SOLE              4,764,016    0       0
Surmodics Inc.                 Common      868873100   16,222   361,765   sh            SOLE                361,765    0       0
Surmodics Inc.                 Common      868873100       90     2,000   sh            OTHER                 2,000    0       0
Surmodics Inc.                 Common      868873100    1,704    38,000   sh  Call      OTHER                38,000    0       0
Tennant                        Common      880345103    5,033   167,369   sh            SOLE                167,369    0       0
Tennant                        Common      880345103       45     1,500   sh            OTHER                 1,500    0       0
Universal Technical
Institute                      Common      913915104   28,915 2,320,661   sh            SOLE              2,320,661    0       0
Universal Technical
Institute                      Common      913915104      194    15,600   sh            OTHER                15,600    0       0
Websense Inc.                  Common      947684106   15,408   914,957   sh            SOLE                914,957    0       0
Websense Inc.                  Common      947684106      135     8,000   sh            OTHER                 8,000    0       0
X-Rite Inc.                    Common      983857103    5,575 2,177,859   sh            SOLE              2,177,859    0       0
X-Rite Inc.                    Common      983857103       50    19,500   sh            OTHER                19,500    0       0
                                                                172,662